Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Summary of Carrying Amount and Fair Values of Securities

Securities have been classified according to management’s intention. The carrying amount of securities and their fair values are summarized as follows (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
At December 31, 2016:
U.S. Government agency securities	$2,186	2	(17)	2,171
Municipal securities	12,614	91	(282)	12,423
Mortgage-backed securities	18,673	36	(200)	18,509

	$33,473	129	(499)	33,103

At December 31, 2015:
U.S. Government agency securities	8,376	61	(9)	8,428
Municipal securities	9,532	130	(54)	9,608
Mortgage-backed securities	20,065	52	(90)	20,027

	$37,973	243	(153)	38,063

Securities Available for Sale Measured at Fair Value on Recurring Basis

Securities available for sale measured at fair value on a recurring basis are summarized below (in thousands):

		Fair Value Measurements Using
	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At December 31, 2016:
U.S. Government agency securities	$2,171	0	2,171	0
Municipal securities	12,423	0	12,423	0
Mortgage-backed securities	18,509	0	18,509	0

	$33,103	0	33,103	0

At December 31, 2015:
U.S. Government agency securities	8,428	0	8,428	0
Municipal securities	9,608	0	9,608	0
Mortgage-backed securities	20,027	0	20,027	0

	$38,063	0	38,063	0

Scheduled Maturities of Securities with Fair Value and Amortized Cost

The scheduled maturities of securities are as follows (in thousands):

	Amortized Cost	Fair Value
At December 31, 2016:
Due in one to five years	$3,150	3,124
Due five to ten years	7,904	7,900
Due after ten years	3,746	3,570
Mortgage-backed securities	18,673	18,509

	$33,473	33,103

Summary of Sales of Securities Available for Sale

The following summarizes sales of securities available for sale (in thousands):

	Year Ended December, 31
	2016	2015
Proceeds received from sales	$8,248	4,691

Gross gains	102	96
Gross losses	0	(1)

Net gain from sale of securities	$102	95

Summary of Securities in Continuous Unrealized Loss Position

Securities with unrealized losses aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows (in thousands):

	Less Than Twelve Months		More Than Twelve Months
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
At December 31, 2016:
U.S. Government agency securities	$(17)	1,529	0	0
Municipal securities	(282)	6,111	0	0
Mortgage-backed securities	(191)	12,709	(9)	501

	$(490)	20,349	(9)	501

At December 31, 2015:
U.S. Government agency securities	(9)	1,616	0	0
Municipal securities	(14)	1,620	(40)	1,224
Mortgage-backed securities	(40)	10,803	(50)	2,018

	$(63)	14,039	(90)	3,242